Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss before taxes from continuing operations	€ (38,596)	€ (57,422)	€ (59,814)
Income before taxes from discontinued operations	6,875	11,152	38,110
Loss before taxes	(31,721)	(46,270)	(21,704)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization (including impairments) and depreciation	10,378	19,974	15,128
Inventory write-off		1,795
Interest income		(3)	(6)
Interest expense	4,909	851	1,400
Gain on the disposal of non-current assets	(754)	(18)
Expected credit loss allowances on trade receivables and contract assets		827	3,636
Share-based payment expenses	(16)	8,035	5,658
Tax expense	(89)
Fair value adjustments of warrants	(2,574)
Other non-cash items	(1,430)	(821)	(814)
Net foreign exchange differences	963
Changes in operating assets and liabilities:
Inventories	2,050	5,741	(9,596)
Trade receivables and contract assets	6,914	4,855	(16,172)
Other assets		1,828	255
Trade payables	(4,935)	(20,484)	23,996
Other liabilities	(10,182)	1,952	6,681
Thereof cash flow (used in) continuing operating activities	(35,497)	(42,635)	(30,603)
Thereof cash flow from discontinued operating activities	9,009	20,897	39,065
Cash flow (used in)/from operating activities	(26,488)	(21,739)	8,462
Investing activities
Cash paid for investments in intangible assets	(1,727)	(2,787)	(6,657)
Cash paid for investments in property, plant and equipment	(367)	(2,915)	(9,890)
Grants received for investment in property, plant and equipment	506	168	390
Cash received from disposals of property, plant and equipment	855	171
Interest received		3	6
Thereof cash flow (used in) continuing investing activities	(1,553)	(2,494)	(5,366)
Thereof cash flow from/(used in) discontinued investing activities	820	(2,866)	(10,785)
Cash flow (used in)/from investing activities	(733)	(5,360)	(16,151)
Financing activities
Cash received from the issuance of shares	12,140		22,430
Cash received from issuance of warrants	2,833
Cash paid for acquisition of non-wholly owned subsidiary	(1)		(75)
Cash received from loans	40,568	1,772	438
Cash repayments of loans		(464)	(2,760)
Cash repayments of lease liabilities	(4,314)	(4,244)	(5,018)
Interest paid	(4,909)	(267)	(173)
Thereof net cash flow from/(used in) continuing financing activities	46,798	(2,403)	13,561
Thereof net cash flow from/(used in) discontinued financing activities	(481)	(800)	1,281
Cash flow from financing activities	46,317	(3,203)	14,842
Changes in cash and cash equivalents	19,096	(30,302)	7,153
Cash and cash equivalents at the beginning of the period	17,818	48,156	41,095
Effect of movements in exchange rates on cash held	(963)	(36)	(92)
Cash and cash equivalents at the end of the period	€ 35,951	€ 17,818	€ 48,156